Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Accrued and other liabilities:
Payroll and welfare	$ 138,603,000	$ 177,235,000	$ 126,023,000
Marketing expenses	79,173,000	77,339,000	59,410,000
Sales rebates	312,418,000	296,560,000	222,064,000
Professional fees	7,431,000	7,482,000	3,880,000
VAT and other tax payable	54,744,000	57,339,000	49,971,000
Amounts due to users	49,849,000	51,412,000	45,745,000
Unpaid consideration for acquisition	0	6,205,000	10,280,000
Unpaid consideration for investment	434,000	434,000	19,257,000
Prepayment received for sale of an investee		12,410,000	0
Interest payable for convertible debt and unsecured senior notes	27,579,000	17,063,000	923,000
Others	22,159,000	29,040,000	19,200,000
Total accrued and other liabilities	692,390,000	732,519,000	556,753,000
Prepayment for purchase of SINA Plaza	131,636,000	131,859,000	0
Impairment charges on investment prepayments	$ 0	$ 0	$ 1,500,000